Earnings Per Share	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
ASC Topic 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated to include any dilutive effect of our common stock equivalents. Our common stock equivalents consist of stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, and warrants. The dilutive effect of the stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units and warrants is calculated using the treasury-stock method. When calculating the 2014 diluted earnings per share, we also considered the impact of the 2.625% Convertible Senior Notes which matured on December 1, 2014 (2014 Notes). The dilutive effect of the 2014 Notes is calculated by applying the “if-converted” method. This assumes an add-back of interest, net of income taxes, to net income as if the securities were converted at the beginning of the period. During the three and nine month periods ended September 30, 2014, the 2014 Notes had an anti-dilutive effect on earnings per share and we therefore excluded them from the dilutive shares calculation. In addition, approximately 0.6 million and 0.7 million common stock equivalents have been excluded from the computation of diluted net loss from continuing operations per share for the three and nine month periods ended September 30, 2015, respectively, because their effect is anti-dilutive as a result of our net loss in that period. In addition, approximately 1.6 million and 1.5 million common stock equivalents have been excluded from the computation of diluted net loss from continuing operations per share for the three and nine month periods ended September 30, 2014, because their effect is anti-dilutive as a result of our net loss in that period.
The weighted-average number of shares outstanding for basic and diluted earnings per share is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Weighted-average number of shares outstanding, basic	51,172	50,043	51,033	49,441
Common stock equivalents	—	—	—	—
Weighted-average number of shares outstanding, diluted	51,172	50,043	51,033	49,441

Net-share settled warrants were anti-dilutive for the three and nine month periods ended September 30, 2015 and for the three and nine month period ended September 30, 2014. Additionally, the following potential common shares were excluded from common stock equivalents as their effect would have been anti-dilutive (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Stock options	698	843	709	566
Non-vested shares, restricted stock units, and stock-settled phantom stock units	139	1	9	12
2014 Notes	—	115	—	115